Taxation	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Taxation

7        Taxation

	2024 £’000	2023 £’000	2022 £’000
Current tax credit
Current tax credited to the income statement	241	407	825
Adjustment in respect of prior year	9	(1)	7
Current tax credit	250	406	832
Deferred tax credit
Reversal of temporary differences	–	–	–
Total tax credit	250	406	832

The reasons for the difference between the actual tax credit for the year and the standard rate of corporation tax in the United Kingdom applied to losses for the year are as follows:

	2024 £’000	2023 £’000	2022 £’000
Loss before tax	(5,979)	(7,485)	(8,488)
Expected tax credit based on the standard rate of United Kingdom corporation tax at the domestic rate of 25% (2023: 25.52%; 2022: 19%)	(1,495)	(1,764)	(1,613)
Expenses not deductible for tax purposes	1,069	408	392
Income not taxable	(809)	(5)	(4)
Adjustment in respect of prior period	(9)	1	(7)
Effect of R&D relief	100	26	(357)
Deferred tax not recognised	894	928	757
Total tax credited to the income statement	(250)	(406)	(832)

The taxation credit arises on the enhanced research and development tax credits accrued for the respective periods.